UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21147
Investment Company Act File Number
Eaton Vance California Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
California Municipal Bond Fund
June 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 177.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.2%
$3,905	Puerto Rico Electric Power Authority, 5.25%, 7/1/29	$3,869,113
1,470	Southern California Public Power Authority, (Tieton Hydropower Project), 5.00%, 7/1/35	1,480,070
2,375	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,440,716

		$7,789,899

General Obligations — 7.1%
$4,600	California, 5.50%, 11/1/35	$4,736,712
7,020	Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,287,111
5,000	San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,149,050

		$17,172,873

Hospital — 9.9%
$2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,045,080
4,745	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,504,618
2,200	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	2,016,652
2,330	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,155,483
3,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	3,635,440
3,950	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,935,582
3,165	Washington Township Health Care District, 5.00%, 7/1/32	2,803,684
3,005	Washington Township Health Care District, 5.25%, 7/1/29	2,831,431

		$23,927,970

Insured-Electric Utilities — 14.1%
$20,000	Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$19,347,199
6,750	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	7,097,827
2,000	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,126,760
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,032,910
4,000	Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,544,480

		$34,149,176

Insured-Escrowed/Prerefunded — 8.4%
$2,105	California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/29(1)	$2,244,035
3,090	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36(2)	3,648,085
13,940	Sacramento County Airport System, (AGM), Prerefunded to 7/1/12, 5.00%, 7/1/27(1)	14,604,937

		$20,497,057

Insured-General Obligations — 23.7%
$4,260	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,320,662
4,135	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/21	2,535,623
10,000	Chabot – Las Positas, Community College District, (AMBAC), 0.00%, 8/1/32	2,398,500
9,500	Chabot – Las Positas, Community College District, (AMBAC), 0.00%, 8/1/37	1,558,380
10,600	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/33	2,446,480
23,150	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	4,970,768
3,595	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	3,237,549
6,040	Escondido, (Election of 2004), (NPFG), 4.75%, 9/1/36	5,522,070
4,500	Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,600,395
2,300	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	1,312,357
5,000	San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	2,622,250
5,630	San Juan Unified School District, (AGM), 0.00%, 8/1/21	3,418,536

Principal
Amount
(000’s omitted)	Security	Value
$4,840	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	$2,891,077
4,365	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	2,436,194
3,955	San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	1,912,757
5,240	San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	3,197,396
5,195	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	4,973,018
3,000	Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	3,077,730

		$57,431,742

Insured-Hospital — 15.3%
$2,205	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,207,007
4,550	California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38	4,532,983
14,945	California Health Facilities Financing Authority, (Sutter Health), (BHAC), (NPFG), 5.00%, 8/15/38(1)	14,889,102
10,000	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,096,300
3,500	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,397,065
2,000	California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	1,972,000

		$37,094,457

Insured-Lease Revenue/Certificates of Participation — 16.1%
$11,905	California Public Works Board, (California Community College), (FGIC), (NPFG), 4.00%, 10/1/30	$9,327,687
3,885	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	4,703,142
10,000	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,065,500
1,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37	990,630
14,000	San Jose Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	13,868,820

		$38,955,779

Insured-Other Revenue — 2.8%
$7,800	Golden State Tobacco Securitization Corp., (AGC), 5.00%, 6/1/45	$6,888,882

		$6,888,882

Insured-Private Education — 0.5%
$1,135	California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	$1,136,010

		$1,136,010

Insured-Public Education — 11.7%
$8,250	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,206,110
3,095	University of California, (AGM), 4.50%, 5/15/26(1)	3,147,027
6,690	University of California, (AGM), 4.50%, 5/15/28(1)	6,720,239
10,750	University of California, (BHAC), (FGIC), 4.75%, 5/15/37(1)	10,445,237

		$28,518,613

Insured-Special Assessment Revenue — 5.3%
$7,765	Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$5,272,124
5,940	Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,010,568
3,110	Santa Cruz County, Redevelopment Agency Tax, (NPFG), 5.00%, 9/1/35	2,599,494

		$12,882,186

Insured-Special Tax Revenue — 12.6%
$595	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$436,111
7,240	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	4,991,111
59,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,223,431
25,860	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,756,418
16,350	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,622,574

Principal
Amount
(000’s omitted)	Security	Value
$6,645	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	$6,075,457
5,585	San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,670,239
7,500	Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,727,925

		$30,503,266

Insured-Transportation — 1.8%
$3,445	San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$627,335
1,885	San Jose Airport, (AMBAC), 5.00%, 3/1/33	1,806,659
2,125	San Jose Airport, (AMBAC), 5.00%, 3/1/37	2,000,496

		$4,434,490

Insured-Water Revenue — 25.9%
$5,895	California Department of Water Resources, (Central Valley Project), (BHAC), (FGIC), 5.00%, 12/1/29(1)	$6,033,002
7,000	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	6,892,060
5,500	Contra Costa, Water District, (AGM), 4.50%, 10/1/31(1)	5,297,765
345	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	359,045
6,500	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,764,615
7,750	Los Angeles Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	7,757,130
10,000	Metropolitan Water District Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	10,114,900
1,595	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	1,608,876
5,000	San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,061,850
6,060	San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	5,331,527
8,415	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	7,725,307

		$62,946,077

Private Education — 11.3%
$290	California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39	$301,913
10,000	California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	10,410,800
2,680	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,810,998
550	California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	565,763
940	California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	939,304
1,375	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,370,683
3,630	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,788,159
650	California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	687,980
6,200	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,506,094

		$27,381,694

Transportation — 7.8%
$140	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$148,823
6,500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	6,909,630
1,960	Long Beach, Harbor Revenue, 5.00%, 5/15/27	2,101,335
7,500	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,566,450
2,190	San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,161,333

		$18,887,571

Total Tax-Exempt Investments — 177.5% (identified cost $448,641,818)		$430,597,742

Other Assets, Less Liabilities — (77.5)%		$(187,977,525)

Net Assets — 100.0%		$242,620,217

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 77.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 32.4% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at June 30, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/11	200 U.S. 10-Year Treasury Note	Short	$(24,337,134)	$(24,465,625)	$(128,491)
9/11	344 U.S. 30-Year Treasury Bond	Short	(42,649,995)	(42,322,750)	327,245

					$198,754

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $327,245 and $128,491, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$250,859,948

Gross unrealized appreciation	$6,481,187
Gross unrealized depreciation	(24,233,393)

Net unrealized depreciation	$(17,752,206)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$430,597,742	$—	$430,597,742

Total Investments	$—	$430,597,742	$—	$430,597,742

Futures Contracts	$327,245	$—	$—	$327,245

Total	$327,245	$430,597,742	$—	$430,924,987

Liability Description

Futures Contracts	$(128,491)	$—	$—	$(128,491)

Total	$(128,491)	$—	$—	$(128,491)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund

By:	Cynthia J. Clemson Cynthia J. Clemson
President

Date:	August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Cynthia J. Clemson Cynthia J. Clemson
President

Date:	August 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 25, 2011